Retirement benefits - Schedule of Defined Contribution Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined contribution plans [abstract]
Employer's contribution to recognised provident fund and family pension fund	₨ 1,111	$ 15	₨ 978	₨ 630
Employer's contribution to superannuation	230	3	208	210
Employer's contribution to National Pension Scheme	45	1	4
Contribution to defined contribution plans	₨ 1,386	$ 19	₨ 1,190	₨ 840